Related-party Transactions (Details 1) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sales		$ 13,176,588	$ 17,427,440	$ 20,204,008
Accounts receivable from related parties		1,853,062	2,533,224
Associates [member]
Sales	[1]	1,216,868	554,889	8,745,681
Accounts receivable from related parties	[1]	184,948	58,755
Joint ventures [member]
Sales		0	4,105,390	5,453,152
Accounts receivable from related parties		0	0
Others [member]
Sales	[1]	11,959,720	12,767,161	$ 6,005,175
Accounts receivable from related parties	[1]	$ 1,668,114	$ 2,474,469

[1]	In May 2015, the Company ceased having significant influence over Qisda, as such Qisda was no longer an associate. However, Qisda and its subsidiaries still remained as a related party and the related transaction amounts starting from June 2015 are included in the “Others” category.